Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Allowance for doubtful accounts	$ 16,511	$ 14,076	$ 8,495	$ 2,643
Capital stock, par value (in dollars per share)	$ 0.00	$ 0.00
Capital stock, issued (in shares)	306,874,115	217,526,425
Capital stock, outstanding (in shares)	306,874,115	217,526,425